Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Summary of other assets

	December 31, 2020	December 31, 2019

Long-term value added tax and other taxes recoverable	$32,148	$13,749
Prepaid forestry fees	2,655	3,222
Prepaid loan costs (Note 15(b))	2,191	2,865
Other assets	2,568	3,107
	$39,562	$22,943